Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-3

Collection Period	10/01/17-10/31/17
Determination Date	11/9/2017
Distribution Date	11/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,263,031,964.23
2.	Collections allocable to Principal		$37,651,050.26
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,303,116.65
5.	Pool Balance on the close of the last day of the related Collection Period		$1,224,077,797.32
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		79,881
7.	Initial Pool Balance		$1,375,000,017.71
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$159,781,964.12	$120,827,797.21
	b. Class A-2a Note Balance	$375,000,000.00	$375,000,000.00
	c. Class A-2b Floating Rate Note Balance	$75,000,000.00	$75,000,000.00
	d. Class A-3 Note Balance	$427,000,000.00	$427,000,000.00
	e. Class A-4 Note Balance	$117,000,000.00	$117,000,000.00
	f. Class B Note Balance	$39,000,000.00	$39,000,000.00
	g. Class C Note Balance	$41,000,000.00	$41,000,000.00
	h. Class D Note Balance	$21,000,000.00	$21,000,000.00
	i. Note Balance (sum a - h)	$1,254,781,964.12	$1,215,827,797.21
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.5706499	0.4315278
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9125687	0.8842384
10.	Overcollateralization Target Amount		$8,250,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,250,000.11
12.	Weighted Average Coupon		7.62%
13.	Weighted Average Original Term	months	66.07
14.	Weighted Average Remaining Term	months	57.97
15.	1-Month LIBOR for the interest period ending 11/14/2017		1.23889%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2017		1.41889%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,064,645.45
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,064,645.45
18.	Principal:
	a. Collections allocable to Principal		$37,651,050.26
	b. Liquidation Proceeds allocable to Principal		$214,530.99
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$37,865,581.25
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,930,226.70
20.	Interest Income from Collection Account		$34,524.93
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,964,751.63

Available Funds
23.	Available Collections	$45,964,751.63
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,964,751.63
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$1,052,526.64
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,052,526.64
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$179,754.71
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$179,754.71
	e. Class A-2a Monthly Interest	$512,500.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$512,500.00
	i. Class A-2b Monthly Interest	$88,680.63
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$88,680.63
	m. Class A-3 Monthly Interest	$700,991.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	700,991.67
	q. Class A-4 Monthly Interest	$216,450.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$216,450.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$79,300.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$79,300.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$92,933.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$92,933.33
34.	Tertiary Principal Distributable Amount	$9,704,166.80
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$60,550.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$60,550.00

36.	Quaternary Principal Distributable Amount	$21,000,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$33,687,853.78
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,250,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,064,645.45
	b. Total Daily Deposits of Principal Collections	$37,865,581.25
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$34,524.93
	e. Total Deposits to Collection Account (sum a - d)	$45,964,751.63
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,052,526.64
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$40,885,327.25
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,026,897.74
	f. Total Withdrawals from Collection Account (sum a - e)	$45,964,751.63
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$179,754.71
	b. Class A-2a Interest Distribution	$512,500.00
	c. Class A-2b Interest Distribution	$88,680.63
	d. Class A-3 Interest Distribution	$700,991.67
	e. Class A-4 Interest Distribution	$216,450.00
	f. Class B Interest Distribution	$79,300.00
	g. Class C Interest Distribution	$92,933.33
	h. Class D Interest Distribution	$60,550.00
	i. Class A-1 Principal Distribution	$38,954,166.91
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$40,885,327.25
46.	Withdrawals
	a. Class A-1 Distribution	$39,133,921.62
	b. Class A-2a Distribution	$512,500.00
	c. Class A-2b Distribution	$88,680.63
	d. Class A-3 Distribution	$700,991.67
	e. Class A-4 Distribution	$216,450.00
	f. Class B Distribution	$79,300.00
	g. Class C Distribution	$92,933.33
	h. Class D Distribution	$60,550.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$40,885,327.25

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$4,026,897.74
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$4,026,897.74
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,437,500.04
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,437,500.04
51.	Investment Earnings		$2,861.10
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,440,361.14
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$2,861.10
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,437,500.04
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$1,052,526.64
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$40,885,327.25
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$4,026,897.74
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$2,861.10
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$39,133,921.62
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$512,500.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$88,680.63
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$700,991.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$216,450.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$79,300.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$92,933.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$60,550.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$4,026,897.74

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	964	$14,350,936.87
	b. 61 to 90 days past due	281	$4,310,990.84
	c. 91 to 120 days past due	106	$1,782,091.82
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,351	$20,444,019.53
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.6702%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	75	$1,303,116.65
77.	Recoveries	29	$214,530.99
78.	Net Losses (Ln 76 - Ln 77)		$1,088,585.66
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0862%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	91	$1,610,410.53
81.	Recoveries	34	$354,967.11
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$1,255,443.42
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0913%
84.	Average Net Loss on Defaulted Receivables		$13,796.08

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,192,309,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer